Recent Accounting Pronouncements - Schedule of Right of Use Assets (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Statement Line Items [Line Items]
Right of use assets, at cost, beginning
Impact of foreign exchange rate changes	$ (276)	$ (661)	17	$ (445)
Right of use assets, at cost, ending	418		418
IFRS 16 Leases [Member]
Statement Line Items [Line Items]
Right of use assets, at cost, beginning			859
Additions			77
Disposals			(50)
Impact of foreign exchange rate changes			(45)
Right of use assets, at cost, ending	841		841
Accumulated amortization, Beginning
Disposals			(14)
Depreciation			176
Impairment			276
Impact of foreign exchange rate changes			(15)
Accumulated amortization, ending	423		423
Right of use assets, carrying amount	418		418
IFRS 16 Leases [Member] | Buildings [Member]
Statement Line Items [Line Items]
Right of use assets, at cost, beginning			735
Additions			45
Disposals			(7)
Impact of foreign exchange rate changes			(35)
Right of use assets, at cost, ending	738		738
Accumulated amortization, Beginning
Disposals			(2)
Depreciation			136
Impairment			276
Impact of foreign exchange rate changes			(14)
Accumulated amortization, ending	396		396
Right of use assets, carrying amount	342		342
IFRS 16 Leases [Member] | Cars and Equipment [Member]
Statement Line Items [Line Items]
Right of use assets, at cost, beginning			124
Additions			32
Disposals			(43)
Impact of foreign exchange rate changes			(10)
Right of use assets, at cost, ending	103		103
Accumulated amortization, Beginning
Disposals			(12)
Depreciation			40
Impairment
Impact of foreign exchange rate changes			(1)
Accumulated amortization, ending	27		27
Right of use assets, carrying amount	$ 76		$ 76